Shareholders' Equity - Schedule of Weighted Average Exercise Prices and Modification in Option Plans of Employees, Directors and Consultants (Details) - USD ($)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Schedule of Weighted Average Exercise Prices Share Options [Abstract]
Number of options, Granted		50,000,000
Weighted average exercise price, Granted		$ 0
Weighted average remaining contractual terms, Granted		9 years 10 months 6 days
Aggregate intrinsic value , Granted
Number of options, Forfeited/expired		(7,648,000)
Weighted average exercise price, Forfeited/expired
Forfeited/expired
Aggregate intrinsic value, Forfeited/expired
Number of options, Outstanding Ending	82,477,000	124,829,000
Weighted average exercise price, Outstanding Ending	$ 0.04	$ 0.03
Weighted average remaining contractual terms, Outstanding Ending	8 years 4 months 24 days	7 years 1 month 6 days
Aggregate intrinsic value, Outstanding Ending
Number of options, Vested and expected to vest		124,829,000
Weighted average exercise price, Vested and expected to vest		$ 0.03
Weighted average remaining contractual terms, Vested and expected to vest		7 years 1 month 6 days
Aggregate intrinsic value, Vested and expected to vest
Number of options, Exercisable		46,019,625
Weighted average exercise price, Exercisable		$ 0.07
Weighted average remaining contractual terms, Exercisable		5 years 10 months 24 days
Aggregate intrinsic value, Exercisable